American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2065 Portfolio
October 31, 2020

One Choice 2065 Portfolio - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 58.9%
Focused Dynamic Growth Fund G Class(2)	252	11,817
NT Equity Growth Fund G Class	1,109	12,325
NT Growth Fund G Class	890	17,808
NT Heritage Fund G Class	1,081	15,268
NT Large Company Value Fund G Class	2,929	30,377
NT Mid Cap Value Fund G Class	1,705	19,211
Small Cap Growth Fund G Class	166	3,865
Small Cap Value Fund G Class	577	3,899
Sustainable Equity Fund G Class	675	22,926
		137,496
International Equity Funds — 26.0%
Non-U.S. Intrinsic Value Fund G Class	1,249	9,468
NT Emerging Markets Fund G Class	1,095	14,329
NT Global Real Estate Fund G Class	605	5,965
NT International Growth Fund G Class	1,314	16,421
NT International Small-Mid Cap Fund G Class	513	6,212
NT International Value Fund G Class	1,024	8,243
		60,638
Domestic Fixed Income Funds — 10.9%
Inflation-Adjusted Bond Fund G Class	284	3,522
NT Diversified Bond Fund G Class	1,535	17,611
NT High Income Fund G Class	478	4,423
		25,556
International Fixed Income Funds — 4.2%
Emerging Markets Debt Fund G Class	257	2,657
Global Bond Fund G Class	675	7,059
		9,716
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $233,767)		233,406
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$233,406

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund(3)	—	$12	—	—	$12	—	—	—
NT Equity Growth Fund	—	12	—	—	12	1	—	—
NT Growth Fund	—	18	—	—	18	1	—	—
NT Heritage Fund	—	15	—	—	15	1	—	—
NT Large Company Value Fund	—	30	—	—	30	3	—	—
NT Mid Cap Value Fund	—	19	—	—	19	2	—	—
Small Cap Growth Fund	—	4	—	—	4	—	—	—
Small Cap Value Fund	—	4	—	—	4	1	—	—
Sustainable Equity Fund	—	23	—	—	23	1	—	—
Non-U.S. Intrinsic Value Fund	—	10	—	—	10	1	—	—
NT Emerging Markets Fund	—	14	—	—	14	1	—	—
NT Global Real Estate Fund	—	6	—	—	6	1	—	—
NT International Growth Fund	—	16	—	—	16	1	—	—
NT International Small-Mid Cap Fund	—	6	—	—	6	1	—	—
NT International Value Fund	—	8	—	—	8	1	—	—
Inflation-Adjusted Bond Fund	—	4	—	—	4	—	—	—
NT Diversified Bond Fund	—	18	—	—	18	2	—	—
NT High Income Fund	—	4	—	—	4	—	—	—
Emerging Markets Debt Fund	—	3	—	—	3	—	—	—
Global Bond Fund	—	7	—	—	7	1	—	—
	—	$233	—	—	$233	19	—	—
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.